Related Party Transactions (Details) - USD ($)				1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 12, 2021	Feb. 09, 2021	Dec. 31, 2020	Feb. 28, 2021	Dec. 31, 2020	Oct. 31, 2021	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Aggregate founder shares			$ 25,000
Initial public offering pursuant to promissory note			$ 300,000		$ 300,000
Company borrowing	$ 90,000
Working capital loans							$ 1,500,000
Warrant price per share (in Dollars per share)							$ 1.50
Office space and administrative support expenses							$ 20,000
Service fees							220,000
Interse transfer of shares to be made amongst the sponsor group price per share				$ 0.003
Charged stockholders equity							6,800,000
Warrant liabilities							278,000
Accrued expense							220,000
Payments to insiders							69,000
Business Acquisition [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description				In February 2021, the Sponsor agreed to sell to the Anchor Investors 1,552,500 Founder Shares and the Anchor Investors agreed to purchase from the Sponsor on the date of the initial business combination an aggregate of 1,552,500 Founder Shares for an aggregate purchase price of approximately $4,500, or approximately $0.003 per share.
Advisory Services Agreements [Member]
Related Party Transactions (Details) [Line Items]
Services agreements payments						$ 800,000
SponsorMember
Related Party Transactions (Details) [Line Items]
Aggregate founder shares					$ 25,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Capitalization of shares (in Shares)		1,437,500
Forfeiture of founder shares (in Shares)		1,125,000
Issued and outstanding shares percentage		20.00%
Founder Shares [Member] | SponsorMember
Related Party Transactions (Details) [Line Items]
Fair value							7,000,000.0
Offering Costs							$ 7,000,000.0
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Interse transfer of shares to be made amongst the sponsor group shares				1,552,500
Interse transfer of shares to be made amongst the sponsor group value				$ 4,500
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Forfeiture of founder shares (in Shares)	1,125,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Private placement warrants, shares (in Shares)							6,266,667
Aggregate private placement per share (in Dollars per share)							$ 1.50
Gross proceeds							$ 9,400,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)			$ 0.0001		$ 0.0001		$ 0.0001
Capitalization of shares (in Shares)		1,437,500
Common stock shares outstanding (in Shares)			8,625,000		8,625,000		8,625,000
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Offering costs (in Shares)					7,187,500
Common stock par value (in Dollars per share)			$ 0.0001		$ 0.0001
Common stock shares outstanding (in Shares)		8,625,000
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)			$ 0.0001		$ 0.0001		$ 0.0001
Common stock shares outstanding (in Shares)			0		0		34,500,000
Common stock equal or exceeds per share (in Dollars per share)							$ 12.00
Class A Common Stock [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)							$ 11.50